Investments in Associates (Tables)	12 Months Ended
Oct. 31, 2018
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Significant Investments in Associates

The Bank had significant investments in the following associates:

			2018			2017
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements(1)	Carrying value	Carrying value
Thanachart Bank Public Company Limited	Thailand	Banking	49.0%	October 31, 2018	$2,961	$2,789
Canadian Tire’s Financial Services business (CTFS)(2)	Canada	Financial Services	20.0%	September 30, 2018	518	542
Bank of Xi’an Co. Ltd.	China	Banking	19.9%	September 30, 2018	772	711
Maduro & Curiel’s Bank N.V.(3)	Curacao	Banking	48.1%	September 30, 2018	304	284

(1)

Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)

Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest within the next 10 years at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After 10 years, for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value. As at October 1, 2014 CTFS had total assets of $5,351 and total liabilities of $4,387.

(3)

The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2018 these reserves amounted to $62 (2017 – $61).

Summarized Financial Information of Significant Associates

Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended(1)		As at
($ millions)	Revenue	Net income	Total assets	Total liabilities
Thanachart Bank Public Company Limited	$1,871	$590	$39,875	$34,289
Canadian Tire’s Financial Services business (CTFS)	1,143	348	6,256	5,279
Bank of Xi’an Co. Ltd.	1,123	456	45,261	41,595
Maduro & Curiel’s Bank N.V.	348	92	5,832	5,165
	For the twelve months ended and as at September 30, 2017(1)
($ millions)	Revenue	Net income	Total assets	Total liabilities
Thanachart Bank Public Company Limited	$1,718	$508	$38,050	$32,902
Canadian Tire’s Financial Services business (CTFS)	1,040	334	6,233	5,235
Bank of Xi’an Co. Ltd.	915	411	41,170	37,821
Maduro & Curiel’s Bank N.V.	343	80	5,501	4,896

(1)	Based on the most recent available financial statements.